Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 21,731	$ 27,086
Restricted cash	0	10,000
Accounts receivable, net	1,832	2,357
Prepaid expenses and other current assets	3,087	3,022
Due from related parties, current	12,420	20,086
Total current assets	39,070	62,551
Vessels, net	345,166	356,220
Intangible assets	20,913	22,318
Deferred dry dock and special survey costs, net	12,108	12,893
Due from related parties, non-current	2,565	2,565
Total non-current assets	380,752	393,996
Total assets	419,822	456,547
Current liabilities
Accounts payable	2,414	1,999
Accrued expenses	757	572
Deferred revenue	1,731	1,731
Current portion of long-term debt, net of deferred finance costs and discount	682	675
Total current liabilities	5,584	4,977
Long-term debt, net of deferred finance costs and discount	195,491	195,839
Total non-current liabilities	195,491	195,839
Total liabilities	201,075	200,816
Commitments and contingencies	0	0
Total Partners' capital
Common Unitholders (20,947,418 units and 19,354,498 units issued and outstanding at June 30, 2018 and December 31, 2017, respectively)	214,488	225,742
Subordinated Series A Unitholders (zero units and 1,592,920 units issued and outstanding at June 30, 2018 and December 31, 2017, respectively)	0	24,992
General Partner (427,499 units issued and outstanding at June 30, 2018 and at December 31, 2017, respectively)	4,259	4,997
Partners' capital	218,747	255,731
Total liabilities and Partners' capital	$ 419,822	$ 456,547